Events After the Reporting Period	6 Months Ended
Jun. 30, 2023
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events After the Reporting Period
24.
Events After the Reporting Period

Grant of stock options under 2021 stock incentive plan

During the period from July 1, 2023 to September 12, 2023, 94,000 options were granted to newly hired employees and consultants at an weighted-average exercise price of USD 0.87 per share.